RELATED PARTY TRANSACTIONS - Related party balances (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
RELATED PARTY TRANSACTIONS
Due to related parties, current:	¥ 171,127	$ 24,103	¥ 142,305
Other long-term liabilities	69,003	9,719	84,084
Related party
RELATED PARTY TRANSACTIONS
Due from related parties, current:	151,481	21,335	169,453
Due to related parties, current:	9,671	1,362	13,105
Other long-term liabilities	69,182	9,744	122,579
Due to related parties, non-current, due within 1 year	167,283	23,561	133,856
Related party | Guangdong Proton International Hospital Management Co., Ltd
RELATED PARTY TRANSACTIONS
Due from related parties, current:	151,481	21,335	169,453
Related party | Cherrylane Investment Limited
RELATED PARTY TRANSACTIONS
Due to related parties, current:	1,659	234	13,105
Due to related parties, non-current, due within 1 year	4,075	574	10,001
Related party | Zhejiang Marine Leasing Ltd
RELATED PARTY TRANSACTIONS
Other long-term liabilities	69,182	9,744	122,579
Due to related parties, non-current, due within 1 year	163,208	22,987	123,855
Related party | Morgancreek investment Holdings Limited
RELATED PARTY TRANSACTIONS
Due to related parties, current:	¥ 8,012	$ 1,128	¥ 0